Investments - Teekay Tankers - Ship-to-Ship Transfer Business - Additional Information (Detail) $ / shares in Units, $ in Thousands, shares in Millions		1 Months Ended	3 Months Ended			6 Months Ended
	Jul. 31, 2015 USD ($) Vessel $ / shares shares	Jul. 31, 2015 USD ($) $ / shares	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015
Net Investment Income [Line Items]
Equity income			$ 37,219		$ 39,901	$ 52,636	$ 60,650
Ship-to-ship transfer business [Member]
Net Investment Income [Line Items]
Joint venture ownership percentage								50.00%
Equity income		$ 8,700
Ship-to-ship transfer business [Member] | Teekay Tankers [Member]
Net Investment Income [Line Items]
Purchase price of acquisition	$ 47,300
Goodwill, purchase accounting adjustments				$ 8,100
Finite-lived intangible assets, purchase accounting adjustments				$ (8,400)
Ship-to-ship transfer business [Member] | Working Capital [Member] | Teekay Tankers [Member]
Net Investment Income [Line Items]
Purchase price of acquisition	$ 1,800
Ship-to-ship Support Vessel [Member] | Ship-to-ship transfer business [Member] | Teekay Tankers [Member]
Net Investment Income [Line Items]
Number of vessels | Vessel	6
Aframax Tanker [Member] | Ship-to-ship transfer business [Member] | Teekay Tankers [Member]
Net Investment Income [Line Items]
Number of vessels | Vessel	1
Teekay [Member] | Ship-to-ship transfer business [Member] | Teekay Tankers [Member] | Class B common stock [Member]
Net Investment Income [Line Items]
Number of common stock issued | shares	6.5
Shares issued, price per share (usd per share) | $ / shares	$ 6.99	$ 6.99